Income Taxes - Summarizes the differences between the reported provision for income taxes and income tax expense (Detail) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Effective Income Tax Rate Reconciliation Amount [Abstract]
Income tax expense at federal statutory rate				$ (3,488)		$ 16,580
State and local income taxes, net of federal tax benefit				41	[1]	(108)
Change in valuation allowance				392		800
Effect of flow-through entity				3,148		(17,170)
Foreign tax effects						1
Other				78		260
Income tax expense		$ 0	$ 40	$ 171		$ 363
Effective Income Tax Rate Reconciliation Percent [Abstract]
Income tax expense at federal statutory rate				21.00%		21.00%
State and local income taxes, net of federal tax benefit	[1]			(0.20%)
Change in valuation allowance				(2.40%)
Effect of flow-through entity				(19.00%)
Other				(0.50%)
Income tax expense				(1.10%)

[1]	State taxes in Virginia made up the majority (greater than 50%) of the tax effect in this category